Fair Value Measurements (Details) - Schedule of financial instruments that are measured at fair value on a recurring basis - CleanTech Acquisition Corp [Member] - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2008
Fair Value Measurements (Details) - Schedule of financial instruments that are measured at fair value on a recurring basis [Line Items]
Fair value as of December 31, 2020
Initial measurement of Public Warrants and Private Placement Warrants at July 19, 2021			$ 7,980,000	7,980,000
Initial measurement of over-allotment warrants			1,071,000	1,071,000
Transfer of Public Warrants to Level 1 measurement			(5,175,000)	(5,175,000)
Change in fair value	$ 358,750	$ (861,000)	$ (1,077,750)	(1,077,750)
Fair value as of December 31, 2021				$ 2,798,250